Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2011 M
Cash, cash equivalents and restricted cash
Maximum original maturity period of all highly liquid investments to be considered as cash equivalents (in months)	3
Short-term and long-term advances to suppliers
Period of expected purchases used to determine classification of advances to suppliers (in months)	12
Buildings
Property and equipment, net
Estimated useful lives (in years)	20 years
Machinery and equipment
Property and equipment, net
Estimated useful life, low end of range (in years)	5
Estimated useful life, high end of range (in years)	15
Furniture and fixtures
Property and equipment, net
Estimated useful lives (in years)	5 years
Motor vehicles
Property and equipment, net
Estimated useful lives (in years)	5 years